Provisions for employee benefits - Costs of defined benefit plans recognized in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in demographic assumptions	€ (1)	€ 2
Actuarial (gains)/losses due to changes in financial assumptions	(22)	14
Experience (gains) losses	(2)	14
Return on plan assets	17
Changes in asset ceiling		1
Remeasurements	(8)	31	€ (60)
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in demographic assumptions		1
Actuarial (gains)/losses due to changes in financial assumptions		4
Experience (gains) losses	(1)
Remeasurements	(1)	5
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in demographic assumptions	(1)	1
Actuarial (gains)/losses due to changes in financial assumptions	(22)	8
Experience (gains) losses	1	15
Return on plan assets	17
Changes in asset ceiling		1
Remeasurements	(5)	25
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in financial assumptions		2
Experience (gains) losses	(2)	(1)
Remeasurements	€ (2)	€ 1